Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	₩ 2,023,721	₩ 1,454,978
Short-term financial instruments	323,890	294,934
Accounts receivable – trade, net	1,989,306	1,978,532
Short-term loans, net	65,205	78,129
Accounts receivable – other, net	369,192	344,350
Contract assets	90,385	89,934
Prepaid expenses	1,945,610	1,953,769
Prepaid income taxes	21	161
Derivative financial assets	119,500	8,974
Inventories, net	209,783	179,809
Assets held for sale	174,839	10,515
Advanced payments and others	165,230	191,517
Total Current Assets	7,476,682	6,585,602
Non-Current Assets:
Long-term financial instruments	373	375
Long-term investment securities	1,877,922	1,679,384
Investments in associates and joint ventures	2,341,827	1,915,012
Investment property, net	26,611	34,812
Property and equipment, net	12,617,394	13,006,196
Goodwill	2,072,493	2,075,009
Intangible assets, net	2,194,871	2,861,137
Long-term contract assets	46,352	39,837
Long-term loans, net	34,446	30,455
Long-term accounts receivable – other, net	173,252	312,531
Long-term prepaid expenses	1,108,406	1,086,107
Guarantee deposits, net	155,875	156,863
Long-term derivative financial assets	221,608	139,560
Deferred tax assets	0	11,609
Defined benefit assets	154,329	170,737
Other non-current assets	12,814	14,001
Total Non-Current Assets	23,038,573	23,533,625
Total Assets	30,515,255	30,119,227
Current Liabilities:
Accounts payable – trade	126,508	139,876
Accounts payable – other	2,798,978	1,913,006
Withholdings	928,679	802,506
Contract liabilities	168,194	155,576
Accrued expenses	1,522,750	1,439,786
Income tax payable	243,564	142,496
Provisions	50,016	38,255
Short-term borrowings	100,000	0
Current portion of long-term debt, net	2,460,109	1,621,844
Current portion of long-term payables – other	367,765	367,770
Lease liabilities	351,363	372,826
Liabilities held for sale	106,352	39
Total Current Liabilities	9,224,278	6,993,980
Non-Current Liabilities:
Debentures, excluding current portion, net	6,363,646	7,106,299
Long-term borrowings, excluding current portion, net	203,125	315,578
Long-term payables – other	539,955	892,683
Long-term lease liabilities	1,286,588	1,238,607
Long-term contract liabilities	61,512	56,917
Defined benefit liabilities	2,086	0
Long-term derivative financial liabilities	3,437	305,088
Long-term provisions	70,044	83,169
Deferred tax liabilities	851,200	832,236
Other non-current liabilities	81,750	66,271
Total Non-Current Liabilities	9,463,343	10,896,848
Total Liabilities	18,687,621	17,890,828
Shareholders' Equity:
Share capital	30,493	30,493
Capital surplus and others	(12,353,445)	(12,227,153)
Hybrid bonds	398,509	398,509
Retained earnings	22,976,127	22,799,981
Reserves	646,943	387,216
Equity attributable to owners of the Parent Company	11,698,627	11,389,046
Non-controlling interests	129,007	839,353
Total Shareholders' Equity	11,827,634	12,228,399
Total Liabilities and Shareholders' Equity	₩ 30,515,255	₩ 30,119,227